Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets other than goodwill [abstract]
Schedule of Reconciliation of Changes in Intangible Assets

	JPY (millions)
	For the Year Ended March 31
	2025	2026
Acquisition cost
As of beginning of the year	¥5,410,067	¥5,324,430
Reclassification to assets held for sale (Note 18)	(6,999)	(11,714)
Foreign currency translation differences and others	(78,637)	496,293
As of end of the year	¥5,324,430	¥5,809,010

Carrying amount
As of beginning of the year	¥5,410,067	¥5,324,430
As of end of the year	5,324,430	5,809,010

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2024	¥289,116	¥8,300,433	¥11,944	¥8,601,492
Additions and other increases	38,769	55,345	134	94,248
Disposals and other decreases	(4,048)	(15,453)	(116)	(19,617)
Reclassification to assets held for sale (Note 18)	(95)	(11,108)	—	(11,204)
Foreign currency translation differences	(4,424)	(122,279)	(9)	(126,712)
As of March 31, 2025	¥319,318	¥8,206,937	¥11,953	¥8,538,208
Additions and other increases	35,420	191,426	—	226,845
Disposals and other decreases	(15,002)	(17,213)	(24)	(32,238)
Reclassification to assets held for sale (Note 18)	—	(46,943)	—	(46,943)
Foreign currency translation differences	32,307	640,053	59	672,419
As of March 31, 2026	¥372,043	¥8,974,261	¥11,988	¥9,358,291

Accumulated amortization and accumulated impairment losses
As of April 1, 2024	¥(139,483)	¥(4,186,707)	¥(620)	¥(4,326,810)
Amortization	(40,414)	(548,660)	(113)	(589,187)
Impairment losses	(556)	(95,047)	—	(95,602)
Disposals and other decreases	3,081	15,283	20	18,384
Reclassification to assets held for sale (Note 18)	63	11,108	—	11,171
Foreign currency translation differences	2,538	72,858	1	75,397
As of March 31, 2025	¥(174,771)	¥(4,731,164)	¥(713)	¥(4,906,647)
Amortization	(42,544)	(504,475)	(97)	(547,116)
Impairment losses	(762)	(132,640)	—	(133,402)
Disposals and other decreases	14,987	17,213	2	32,202
Reclassification to assets held for sale (Note 18)	—	43,353	—	43,353
Foreign currency translation differences	(19,665)	(407,643)	(25)	(427,332)
As of March 31, 2026	¥(222,756)	¥(5,715,356)	¥(832)	¥(5,938,943)

Carrying amount
As of April 1, 2024	¥149,632	¥4,113,726	¥11,324	¥4,274,682
As of March 31, 2025	144,547	3,475,773	11,240	3,631,560
As of March 31, 2026	149,287	3,258,905	11,156	3,419,348

Schedule of Intangible Assets Associated with Products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2024	¥3,148,680	¥965,045	¥4,113,726
As of March 31, 2025	2,556,431	919,342	3,475,773
As of March 31, 2026	2,188,277	1,070,628	3,258,905
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2025	2026	2026
Immunoglobulins	Marketed products	¥710,287	¥682,868	9 Years
Zasocitinib (TAK-279)	In-process R&D	609,329	652,592	-
TAKHZYRO	Marketed products	496,676	471,297	8 Years
ADVATE & ADYNOVATE/ADYNOVI	Marketed products	220,595	192,138	4 Years
ALUNBRIG	Marketed products	163,329	113,396	5 Years